Expenses by nature - Schedule of income statement items by nature of cost (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Expenses by nature [abstract]
Consulting and other purchased services	€ 35,442	€ 87,171
Cost of services and change in inventory	7,843	102,476
Employee benefit expense other than share-based compensation	39,028	23,089
Share-based compensation expense	3,028	(5,480)
Raw materials and consumables used	8,611	5,536
Depreciation and amortization and impairment	(6,669)	(14,440)
Building and energy costs	6,210	7,050
Supply, office and IT costs	4,892	6,134
License fees and royalties	1,971	1,650
Advertising costs	4,159	2,740
Warehousing and distribution costs	1,826	686
Travel and transportation costs	1,128	849
Other expenses	1,915	889
OPERATING EXPENSES	€ 122,723	€ 247,230